Marketable Securities - Available-for-sale Securities Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Securities, Available-for-sale [Line Items]
Stock repurchased during period (in shares)	7,878,098
Gain on sale of stock		$ 0	$ 0	$ 27,193
Foundation
Debt Securities, Available-for-sale [Line Items]
Common stock agreed to issue and sell (in shares)	5,618,326
Stock repurchased during period (in shares)	7,878,098
Payments for issuance of common stock and warrants	$ 15,600
Cambridge Equities LP
Debt Securities, Available-for-sale [Line Items]
Common stock shares forfeited (in shares)	500,000
Warrants to purchase common stock (in shares)	1,724,138
NantKwest
Debt Securities, Available-for-sale [Line Items]
Gain on sale of stock				$ 27,200